Leases - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) aircraft	Dec. 31, 2023 USD ($) aircraft	Dec. 31, 2022 aircraft
Disclosure of finance and operating lease by lessee [Line Items]
Average duration of long-term lease agreement	15 years
Derecognition	$ (20,271)
Number of new aircrafts purchased | aircraft	4
Lease liabilities including provision of dismantling amounts	$ 351,900	$ 310,800
Cash outflow for leases	$ 77,100	$ 92,200
Weighted average incremental borrowing rate	5.20%	4.60%
Dismantling provision, remaining capacity	$ 4,200
Aircraft
Disclosure of finance and operating lease by lessee [Line Items]
Derecognition	$ (20,271)
B-737 Max 9
Disclosure of finance and operating lease by lessee [Line Items]
Lease term		8 years
Number of new aircrafts leased | aircraft		1	3